Offerings	Nov. 07, 2025 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Fee Rate	0.01381%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred stock, par value $0.0001 per share
Fee Rate	0.01381%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt securities
Fee Rate	0.01381%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 3,199,999.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 441.92
Offering Note	(1) The Registrant previously registered the offer, issuance and sale of certain securities, including its common stock, of up to $50,000,000 under the Registration Statement on Form S-3 (File No. 333-284845) which was initially filed by the Registrant on February 11, 2025 and declared effective on March 26, 2025 (the Prior Registration Statement). As of the date hereof, a balance of $15,999,995 of securities remains unsold under the Prior Registration Statement. In accordance with Rule 462(b) under the Securities Act of 1933, as amended (the Securities Act), the Registrant is hereby registering the offer, issuance and sale of an additional amount of securities having a proposed maximum aggregate offering price of $3,199,999, representing no more than 20% of the maximum aggregate offering price of securities available for issuance under the Prior Registration Statement. Pursuant to Rule 416 under the Securities Act, this Registration Statement on Form S-3 shall also cover any additional shares of the Registrant's common stock that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the registrant's receipt of consideration which results in an increase in the number of the outstanding shares of the registrant's common stock. (2) The proposed maximum aggregate offering price per unit will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A.iii.b of Item 16(b) of Form S-3 under the Securities Act. (3) Estimated pursuant to Rule 457(o) under the Securities Act. In no event will the aggregate offering price of all securities sold by the registrant from time to time pursuant to this registration statement exceed $3,199,999. Separate consideration may or may not be received for securities that are issuable upon the conversion or exercise of or in exchange for other securities offered hereby.